Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts	$ 3,239	$ 3,759	$ 4,162
Property and equipment, accumulated depreciation	43,685	40,531	37,643
Subscriber accounts and deferred contract acquisition costs, accumulated amortization	$ 1,670,228	$ 1,621,242	$ 1,439,164
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized shares (in shares)	1,000	1,000	1,000
Common stock, issued shares (in shares)	1,000	1,000	1,000
Common stock, outstanding shares (in shares)	1,000	1,000	1,000